UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Asset Strategy Fund
December 31, 2007
BULLION – 6.46%	Troy Ounces	Value

Gold	642,863	$535,967,414
(Cost: $463,804,424)

COMMON STOCKS	Shares

Aircraft – 0.58%
Boeing Company (The)	555,150	48,553,419

Banks – 3.06%
China Merchants Bank Co., Limited, H Shares (A)	18,337,000	74,901,050
HDFC Bank Limited (A)	1,107,281	48,575,405
ICICI Bank Limited (A)	2,374,735	74,631,086
Sberbank (Savings Bank of the Russian Federation) (A)*	13,187,508	55,651,284
		253,758,825
Business Equipment and Services – 4.51%
Bucyrus International, Inc., Class A	311,802	30,960,380
Ctrip.com International, Ltd.	1,768,359	101,486,123
DLF Limited (A)	2,187,893	59,611,272
Jacobs Engineering Group Inc.*	617,376	59,027,319
Renewable Energy Corporation ASA (A)*	2,423,240	123,173,612
		374,258,706
Capital Equipment – 5.17%
Deere & Company	322,222	30,005,313
Foster Wheeler Ltd.*	266,224	41,294,005
Joy Global Inc.	375,205	24,671,605
Manitowoc Company, Inc. (The)	800,000	39,064,000
SunPower Corporation, Class A*	1,337,766	173,601,894
Suntech Power Holdings Co., Ltd., ADR*	1,462,303	120,376,783
		429,013,600
Chemicals – Petroleum and Inorganic – 1.15%
Monsanto Company	551,667	61,615,687
Yara International ASA (A)	728,194	33,728,517
		95,344,204
Communications Equipment – 0.67%
Nokia Corporation, Series A, ADR	1,450,848	55,698,055

Consumer Electronics – 2.71%
Nintendo Co., Ltd. (A)	376,100	225,225,708

Cosmetics and Toiletries – 0.43%
Hengan International Group Company Limited (A)	7,996,000	35,891,451

Electrical Equipment – 1.90%
Bharat Heavy Electricals Limited (A)	970,943	63,795,500
Siemens AG (A)	593,718	94,113,639
		157,909,139
Electronic Components – 1.24%
MEMC Electronic Materials, Inc.*	1,167,528	103,314,553

Electronic Instruments – 0.20%
Thermo Fisher Scientific Inc.*	282,895	16,317,384

Finance Companies – 0.57%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	650,240	47,475,026

Food and Related – 2.13%
Bunge Limited (B)	1,006,802	117,201,821
Kuala Lumpur Kepong Berhad (A)	11,247,850	59,181,309
		176,383,130
Health Care – Drugs – 0.46%
Abbott Laboratories	678,767	38,112,767

Hospital Supply and Management – 1.15%
Wilmar International Limited (A)	25,505,000	95,503,109

Hotels and Gaming – 0.81%
Las Vegas Sands, Inc.*	650,742	67,058,963

Mining – 4.89%
BHP Billiton Plc (A)	3,083,639	108,682,374
Cameco Corporation (A)	875,496	35,101,451
Rio Tinto plc (A)	1,376,508	145,690,203
Southern Copper Corporation	1,110,623	116,759,796
		406,233,824
Motor Vehicles – 0.27%
Suzuki Motor Corporation (A)	730,700	22,042,331

Multiple Industry – 7.29%
Deutsche Borse AG (A)	2,107,956	416,062,196
IOI Corporation Berhad (A)	23,970,940	56,176,228
Keppel Corporation Limited (A)	5,152,000	46,528,882
Reliance Industries Limited (A)	1,017,199	74,395,016
Trisul S.A. (A)(C)*	2,000,000	12,134,831
		605,297,153
Non–Residential Construction – 3.03%
China Communications Construction Company Limited, H Shares (A)	22,977,000	60,261,068
Fluor Corporation	310,008	45,174,366
GMR Infrastructure Limited (A)*	7,873,501	49,560,208
Kurita Water Industries Ltd. (A)	1,722,900	52,281,529
Larsen & Toubro Limited (A)	418,464	44,244,751
		251,521,922
Petroleum – Domestic – 1.13%
McMoRan Exploration Co.*	1,378,000	18,038,020
OAO NOVATEK, GDR (A)	982,050	75,519,645
		93,557,665
Petroleum – International – 2.97%
Apache Corporation	518,823	55,794,225
China Petroleum & Chemical Corporation, H Shares (A)	51,468,000	77,755,795
Devon Energy Corporation	453,994	40,364,606
PetroChina Company Limited, H Shares (A)	40,816,000	72,760,459
		246,675,085
Petroleum – Services – 2.14%
Baker Hughes Incorporated	1,299,414	105,382,475
Transocean Inc.	502,291	71,902,957
		177,285,432
Real Estate Investment Trust – 0.91%
Agile Property Holdings Limited (A)	20,750,000	37,788,237
Hongkong Land Holdings Limited (A)	7,602,000	37,553,880
		75,342,117
Security and Commodity Brokers – 5.15%
Bolsa de Mercadorias & Futuros (A)*	12,492,300	175,453,652
Bolsa de Mercadorias & Futuros (A)(C)*	1,880,900	26,417,135
Bolsa de Valores de Sao Paulo (A)*	7,725,600	148,869,708
Bolsa de Valores de Sao Paulo (A)(C)*	169,300	3,262,354
NYMEX Holdings, Inc.	547,536	73,156,285
		427,159,134
Steel – 1.91%
Companhia Vale do Rio Doce, ADR	3,823,377	124,909,727
Evraz Group S.A., GDR (A)	430,600	33,371,500
		158,281,227
Utilities – Electric – 2.14%
TATA POWER COMPANY LIMITED (THE) (A)	1,047,134	39,054,658
Veolia Environnement (A)	1,517,587	138,563,545
		177,618,203
Utilities – Telephone – 5.87%
Bharti Airtel Limited (A)*	2,285,346	57,772,897
China Mobile Limited (A)	13,354,000	236,170,595
Equinix, Inc.*	395,455	39,931,069
Open Joint Stock Company ''Vimpel–Communications'', ADR	1,022,871	42,551,434
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk., Series B Shares (A)	33,523,000	36,226,612
Reliance Communication Ventures Limited (A)	3,919,098	74,215,774
		486,868,381

TOTAL COMMON STOCKS – 64.44%		$5,347,700,513

(Cost: $3,902,969,382)

INVESTMENT FUNDS

Gold and Precious Metals – 3.81%
streetTRACKS Gold Trust*	3,844,600	316,641,256

Insurance – Property and Casualty – 0.05%
Vietnam Azalea Fund Limited (D)(E)*	1,100,000	3,918,200

TOTAL INVESTMENT FUNDS – 3.86%		$320,559,456

(Cost: $287,647,690)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks – 0.09%
Banco BMG S.A.,
8.75%, 7–1–10 (C)	$2,000	2,005,000
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9–30–09	3,225	3,284,985
PT Bank Rakyat Indonesia (Persero),
7.75%, 10–30–13	1,950	1,950,722
		7,240,707
Beverages – 0.00%
Central European Distribution Corporation,
8.0%, 7–25–12 (F)(G)	EUR320	469,026

Business Equipment and Services – 0.04%
Shimao Property Holdings Limited,
8.0%, 12–1–16 (C)	$4,000	3,610,000

Finance Companies – 0.25%
ALROSA Finance S.A.,
8.125%, 5–6–08	3,300	3,313,876
C5 Capital (SPV) Limited,
6.196%, 12–31–49 (C)	10,750	10,603,370
Russian Standard Bank:
8.125%, 4–21–08	5,000	4,949,000
7.5%, 10–7–10	1,400	1,239,000
7.5%, 10–7–10 (C)	200	179,000
Toyota Motor Credit Corporation,
4.26%, 1–18–15 (H)	325	312,874
		20,597,120
Forest and Paper Products – 0.08%
Kimberly–Clark de Mexico, S.A. de C.V.,
8.875%, 8–1–09 (F)	1,500	1,600,011
Sino–Forest Corporation:
9.125%, 8–17–11	4,000	4,190,000
9.125%, 8–17–11 (C)	700	737,625
		6,527,636
Homebuilders, Mobile Homes – 0.01%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9–28–15	900	906,750

Mining – 0.05%
Vedanta Resources plc:
6.625%, 2–22–10	3,500	3,491,250
6.625%, 2–22–10 (C)	550	548,625
		4,039,875
Motor Vehicles – 0.00%
Hyundai Motor Company,
5.3%, 12–19–08 (F)	320	321,102

Steel – 0.07%
Evraz Group S.A.:
8.25%, 11–10–15	1,500	1,477,950
8.25%, 11–10–15 (C)	500	496,850
EvrazSecurities S.A.,
10.875%, 8–3–09	3,500	3,682,000
		5,656,800
Trucking and Shipping – 0.34%
Ultrapetrol (Bahamas) Limited,
9.0%, 11–24–14	29,760	28,272,000

Utilities – Electric – 0.25%
CESP – Companhia Energetica de Sao Paulo,
9.75%, 1–15–15 (F)(G)	BRL23,100	14,142,910
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12–15–16	$3,350	2,951,350
8.875%, 12–15–16 (C)	3,000	2,643,000
Empresa Nacional de Electricidad S.A.,
7.75%, 7–15–08	900	910,228
		20,647,488
Utilities – Telephone – 0.04%
Open Joint Stock Company Mobile TeleSystems,
9.75%, 1–30–08	2,400	2,400,000
Open Joint Stock Company "Vimpel–Communications",
8.0%, 2–11–10	750	755,625
		3,155,625

TOTAL CORPORATE DEBT SECURITIES – 1.22%		$101,444,129

(Cost: $100,580,589)

OTHER GOVERNMENT SECURITIES – 1.40%

Germany
Bundesobligation,
3.5%, 10–9–09 (G)	EUR80,000	$115,816,425
(Cost: $111,846,134)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage–Backed Obligations – 0.35%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only):
4.5%, 8–15–17	$4,935	350,516
5.5%, 9–15–17	4,520	647,917
5.0%, 11–15–17	2,309	308,957
5.0%, 5–15–18	3,313	916,804
5.0%, 4–15–19	394	57,015
5.0%, 4–15–19	191	27,433
5.0%, 7–15–21	233	8,985
5.0%, 6–15–22	104	1,056
5.0%, 7–15–22	535	5,755
5.0%, 11–15–22	521	73,945
5.0%, 1–15–23	132	2,363
5.5%, 3–15–23	3,607	711,955
5.0%, 4–15–23	129	5,784
5.0%, 5–15–23	349	52,409
5.0%, 6–15–23	3,425	523,461
5.0%, 6–15–23	2,765	422,935
5.0%, 8–15–23	262	40,810
5.5%, 11–15–23	826	26,667
5.5%, 11–15–23	492	19,881
5.0%, 9–15–24	384	18,504
5.5%, 9–15–24	188	8,582
5.5%, 4–15–25	150	8,590
5.5%, 4–15–25	64	6,390
5.0%, 9–15–25	643	33,877
5.5%, 10–15–25	3,997	933,095
5.0%, 4–15–26	2,196	127,512
5.0%, 10–15–28	990	161,051
5.5%, 2–15–30	235	21,940
5.0%, 8–15–30	319	27,042
5.0%, 10–15–30	1,250	296,650
5.5%, 3–15–31	349	37,849
5.5%, 10–15–32	3,780	660,698
5.5%, 1–15–33	2,685	609,654
5.5%, 5–15–33	2,765	680,861
5.0%, 7–15–33	2,801	631,075
6.0%, 11–15–35	2,778	574,424
Federal National Mortgage Association Agency REMIC/CMO (Interest Only):
5.5%, 11–25–17	343	16,192
5.0%, 5–25–22	207	35,600
5.0%, 7–25–23	5,226	958,114
5.0%, 8–25–23	1,631	205,027
5.0%, 11–25–23	2,641	512,885
5.5%, 9–25–25	194	9,273
5.5%, 11–25–25	431	14,846
4.5%, 4–25–30	2,385	288,929
5.0%, 9–25–30	2,247	284,514
5.0%, 3–25–31	6,209	883,790
5.0%, 8–15–31	4,007	706,330
5.5%, 6–25–33	4,010	909,805
5.5%, 8–25–33	7,478	1,534,651
5.5%, 12–25–33	3,378	657,244
5.5%, 4–25–34	6,903	1,538,960
5.5%, 8–25–35	3,643	1,111,028
5.5%, 11–25–36	11,193	2,627,838
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
5.0%, 1–20–30	746	65,397
5.0%, 6–20–31	746	77,907
5.5%, 3–20–32	3,230	486,270
5.0%, 10–20–32	1,685	531,033
7.0%, 5–20–33	6,741	1,607,488
5.5%, 7–16–33	3,010	786,097
5.0%, 7–20–33	144	27,014
5.5%, 11–20–33	787	137,652
5.5%, 6–20–35	6,949	1,777,058
5.5%, 7–20–35	2,798	576,147
5.5%, 7–20–35	1,284	176,068
5.5%, 10–16–35	6,554	1,563,649
		29,149,248
Treasury Obligations – 6.98%
United States Treasury Notes:
4.625%, 2–29–08	29,000	29,058,899
5.125%, 6–30–08	29,000	29,240,149
4.125%, 8–15–08 (B)	73,000	73,307,987
4.375%, 11–15–08 (B)	111,000	111,875,901
4.875%, 1–31–09 (B)	61,000	62,081,774
4.5%, 3–31–09 (B)	29,000	29,484,851
4.625%, 7–31–09 (B)	29,000	29,675,149
4.0%, 8–31–09 (B)	48,000	48,705,024
3.625%, 10–31–09 (B)	50,000	50,492,200
4.5%, 5–15–10 (B)	87,000	89,902,233
3.875%, 10–31–12 (B)	25,000	25,490,225
		579,314,392

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 7.33%		$608,463,640

(Cost: $601,303,310)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS – 0.55%	Face Amount in Thousands

Chinese Yuan Renminbi, 2–27–08 (G)	CNY1,314,500	3,253,794
Chinese Yuan Renminbi, 4–9–08 (G)	1,412,800	2,284,706
Chinese Yuan Renminbi, 4–23–08 (G)	1,132,000	1,354,967
Chinese Yuan Renminbi, 4–23–08 (G)	183,000	(38,420)
Chinese Yuan Renminbi, 8–11–08 (G)	746,500	1,752,007
Chinese Yuan Renminbi, 8–18–08 (G)	616,330	421,430
Chinese Yuan Renminbi, 11–9–09 (G)	249,500	1,154,001
Euro, 1–10–08 (G)	EUR189,800	15,556,357
Euro, 1–10–08 (G)	9,500	(52,055)
Euro, 1–12–09 (G)	15,000	(60,867)
Russian Ruble, 6–16–08 (G)	RUB2,395,000	4,318,500
Russian Ruble, 6–25–08 (G)	2,540,000	4,827,644
Russian Ruble, 8–20–08 (G)	2,751,000	4,890,648
Russian Ruble, 9–22–08 (G)	3,356,000	2,715,988
Russian Ruble, 11–14–08 (G)	985,000	173,854
Russian Ruble, 11–14–08 (G)	1,491,000	(88,318)
Singapore Dollar, 8–21–08 (G)	SGD90,000	2,465,381
Singapore Dollar, 9–21–08 (G)	14,700	66,570
United Arab Emirates Dirham, 11–10–08 (G)	AED481,400	1,444,210
United Arab Emirates Dirham, 11–17–08 (G)	518,000	(406,139)
		$46,034,258

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 1.75%
Anheuser–Busch Companies, Inc.:
3.75%, 1–2–08	$50,000	49,994,792
4.18%, 2–4–08	15,000	14,940,784
Coca–Cola Company (The),
4.47%, 1–15–08	18,000	17,968,710
Diageo Capital plc (Diageo plc),
4.45%, 2–14–08	8,000	7,956,489
PepsiCo, Inc.:
4.2%, 1–10–08	14,000	13,985,300
4.15%, 1–11–08	40,000	39,953,889
		144,799,964
Capital Equipment – 0.07%
Caterpillar Financial Services Corporation,
4.25%, 1–9–08	5,819	5,813,504

Chemicals – Petroleum and Inorganic – 0.48%
E.I. du Pont de Nemours and Company:
4.2%, 1–4–08	25,000	24,991,250
4.2%, 1–29–08	15,000	14,951,000
		39,942,250
Computers – Main and Mini – 0.17%
IBM International Group Capital LLC (International Business Machines Corporation),
4.24%, 1–25–08	14,396	14,355,307

Electrical Equipment – 0.39%
Emerson Electric Co.:
4.22%, 1–7–08	17,000	16,988,043
4.05%, 1–14–08	15,000	14,978,063
		31,966,106
Finance Companies – 0.90%
BP Capital Markets p.l.c.,
4.2%, 2–14–08	35,026	34,846,200
PACCAR Financial Corp.,
4.22%, 1–8–08	20,000	19,983,589
Unilever Capital Corporation:
4.22%, 1–11–08	15,000	14,982,417
4.25%, 1–25–08	5,000	4,985,833
		74,798,039
Food and Related – 0.39%
Campbell Soup Co.,
4.35%, 1–29–08	2,355	2,347,032
Nestle Capital Corp.,
4.25%, 1–11–08	20,000	19,976,389
Nestle Finance France S.A.,
4.245%, 1–11–08	10,000	9,988,208
		32,311,629
Health Care – General – 0.84%
Johnson & Johnson:
4.05%, 1–2–08	48,000	47,994,600
4.1%, 1–30–08	22,000	21,927,339
		69,921,939
Household – General Products – 1.33%
Colgate–Palmolive Company,
4.17%, 1–10–08	10,989	10,977,544
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
4.22%, 1–23–08	80,000	79,793,689
4.2%, 1–24–08	20,000	19,946,333
		110,717,566
Motor Vehicles – 0.17%
Harley–Davidson Funding Corp.,
4.22%, 1–29–08	14,000	13,954,049

Retail – Food Stores – 0.18%
Walgreen Co.,
4.24%, 1–11–08	15,000	14,982,333

Retail – General Merchandise – 0.82%
Wal–Mart Stores, Inc.,
4.05%, 1–7–08	68,000	67,954,100

Trucking and Shipping – 1.26%
United Parcel Service, Inc.:
4.37%, 1–10–08	30,000	29,967,225
4.14%, 1–17–08	50,000	49,908,000
4.15%, 2–5–08	25,000	24,899,132
		104,774,357
Utilities – Telephone – 0.09%
AT&T Inc.,
4.0%, 1–2–08	7,314	7,313,187

Total Commercial Paper – 8.84%		733,604,330

Municipal Obligations – Taxable
California – 0.06%
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.0%, 1–2–08 (H)	4,600	4,600,000

Indiana – 0.03%
City of Hobart, Indiana, Taxable Variable Rate Demand, Economic Development Revenue Bonds (Albanese Confectionery Group, Inc. Project), Series 2006B (Harris N.A.),
4.87%, 1–3–08 (H)	2,500	2,500,000

Kansas – 0.03%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank National Association),
4.85%, 1–2–08 (H)	2,640	2,640,000

Washington – 0.07%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds:
Brittany Park Project, Series 1996B (U.S. Bank of Washington, National Association),
5.12%, 1–3–08 (H)	3,315	3,315,000
Country Club Apartments Project, Series 2001B (U.S. Bank National Association),
4.95%, 1–2–08 (H)	1,390	1,390,000
Seaport Landing Retirement Project, Series 2005B (Bank of America, National Association),
5.06%, 1–2–08 (H)	1,320	1,320,000
		6,025,000
Wisconsin – 0.05%
Town of Wood River, Wisconsin, Taxable Variable Rate Demand Industrial Development Revenue Bonds (Burnett Dairy Cooperative Project), Series 2001B (U. S. Bank National Association),
4.85%, 1–2–08 (H)	3,970	3,970,000

Total Municipal Obligations – Taxable – 0.24%		19,735,000

Notes
Business Equipment and Services – 0.15%
Schlitz Park Associates II Limited Partnership and 1610 N. 2nd Street LLC, Taxable Variable Rate Demand Bonds, Series 2001 (U.S. Bank National Association),
4.85%, 1–2–08 (H)	12,340	12,340,000

Finance Companies – 0.07%
ETC Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2003 (U.S. Bank National Association),
4.85%, 1–2–08 (H)	1,440	1,440,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin – Madison Projects), (U.S. Bank National Association),
4.86%, 1–3–08 (H)	4,470	4,470,000
		5,910,000
Health Care – General – 0.11%
ACTS Retirement – Life Communities, Inc., Variable Rate Demand Bonds, Series 2003A (Bank of America, National Association),
5.1%, 1–3–08 (H)	9,330	9,330,000

Hospital Supply and Management – 0.02%
Meriter Management Services, Inc., Taxable Variable Rate Demand Notes, Series 1996 (U.S. Bank Milwaukee, N.A.),
5.1%, 1–2–08 (H)	1,600	1,600,000

Retail – General Merchandise – 0.08%
Service Oil, Inc., Taxable Variable Rate Demand Bonds (Service Oil, Inc.), Series 2002 (U.S. Bank National Association),
4.85%, 1–2–08 (H)	6,670	6,670,000

Total Notes – 0.43%		35,850,000

United States Government and Government Agency Obligations – 5.23%
Federal Farm Credit Bank:
3.62%, 1–2–08	11,431	11,429,851
3.93%, 1–3–08	50,000	49,989,084
3.5%, 1–7–08	34,388	34,367,940
4.2%, 1–7–08	26,200	26,181,660
3.0%, 1–8–08	50,000	49,970,834
Federal Home Loan Bank,
3.15%, 1–2–08	50,000	49,995,625
Overseas Private Investment Corporation:
4.4%, 1–2–08 (H)	7,298	7,298,125
4.4%, 1–2–08 (H)	5,000	5,000,000
United States Treasury Bills:
1.8%, 1–10–08	50,000	49,977,500
2.3%, 1–10–08	99,717	99,659,663
2.58%, 2–7–08	50,000	49,867,417
		433,737,699

TOTAL SHORT–TERM SECURITIES – 14.74%		$1,222,927,029

(Cost: $1,222,927,029)

TOTAL INVESTMENT SECURITIES – 100.00%		$8,298,912,864

(Cost: $6,691,078,558)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities serve as collateral for the following open futures contracts at December 31, 2007.

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Depreciation

DAX Index	Short	3–20–08	1,362	$(197,885,996)	$(6,248,672)
Hang Seng H–share Index	Short	1–31–08	3,412	(353,166,936)	(8,265,318)
Hang Seng Index	Short	1–31–08	6,574	(1,175,970,964)	(24,696,638)
Russell 2000 E–Mini	Short	3–20–08	24,354	(1,880,615,880)	(33,710,797)
S&P 500 E–Mini	Short	3–20–08	24,526	(1,811,490,360)	(8,974,357)

				$(5,419,130,136)	$(81,895,782)

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $62,637,790 or 0.75% of total investments.

(D)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(E)Restricted security. At December 31, 2007, the total value of restricted securities were owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6–28–07	1,100,000	$4,180,000	$3,918,200

The total market value of restricted securities represented approximately 0.05% of total investments at December 31, 2007.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $16,533,049 or 0.20% of total investments.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (AED – United Arab Emirates Dirham, BRL – Brazilian Real, CNY – Chinese Yuan Renminbi, EUR – Euro, RUB – Russian Ruble, SGD – Singapore Dollar).

(H)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

The Investments of Ivy Capital Appreciation Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation – 0.62%
AMR Corporation*	260,000	$3,647,800

Aircraft – 6.70%
Boeing Company (The)	190,000	16,617,400
Raytheon Company	140,000	8,498,000
Rockwell Collins, Inc.	120,000	8,636,400
United Technologies Corporation	75,000	5,740,500
		39,492,300
Apparel – 1.24%
Coach, Inc.*	240,000	7,339,200

Banks – 0.95%
Citigroup Inc.	190,000	5,593,600

Beverages – 3.13%
Coca–Cola Company (The)	85,000	5,216,450
Hansen Natural Corporation*	180,000	7,950,600
PepsiCo, Inc.	70,000	5,313,000
		18,480,050
Business Equipment and Services – 1.25%
VMware, Inc., Class A*	87,000	7,394,130

Capital Equipment – 1.18%
Illinois Tool Works Inc.	130,000	6,960,200

Chemicals – Petroleum and Inorganic – 0.63%
Monsanto Company	33,000	3,685,770

Chemicals – Specialty – 0.94%
Albemarle Corporation	135,000	5,568,750

Communications Equipment – 3.74%
Cisco Systems, Inc.*	510,000	13,798,050
Nokia Corporation, Series A, ADR	215,000	8,253,850
		22,051,900
Computers – Main and Mini – 2.74%
Hewlett–Packard Company	320,000	16,153,600

Computers – Micro – 5.05%
Apple Inc.*	107,000	21,194,025
Dell Inc.*	350,000	8,583,750
		29,777,775
Computers – Peripherals – 8.52%
Adobe Systems Incorporated*	365,000	15,607,400
Microsoft Corporation	700,000	24,916,500
Oracle Corporation*	430,000	9,696,500
		50,220,400
Consumer Electronics – 3.94%
Research In Motion Limited*	205,000	23,243,925

Defense – 2.87%
General Dynamics Corporation	190,000	16,908,100

Electronic Instruments – 1.37%
Thermo Fisher Scientific Inc.*	140,000	8,075,200

Finance Companies – 0.64%
Blackstone Group L.P. (The)	170,000	3,762,100

Food and Related – 0.75%
Wm. Wrigley Jr. Company	76,000	4,449,800

Health Care – Drugs – 12.40%
Abbott Laboratories	130,000	7,299,500
Amgen Inc.*	150,000	6,969,750
BioMarin Pharmaceutical Inc.*	250,000	8,853,750
Genentech, Inc.*	80,000	5,365,600
Gilead Sciences, Inc.*	375,000	17,257,500
Merck & Co., Inc.	160,000	9,297,600
Schering–Plough Corporation	225,000	5,994,000
Shire Pharmaceuticals Group plc, ADR	175,000	12,056,625
		73,094,325
Health Care – General – 4.57%
Henry Schein, Inc.*	110,000	6,757,850
Hologic, Inc.*	100,000	6,863,000
TomoTherapy Incorporated*	360,000	7,047,000
Zimmer Holdings, Inc.*	95,000	6,284,250
		26,952,100
Hotels and Gaming – 1.75%
Las Vegas Sands, Inc.*	100,000	10,305,000

Household – General Products – 1.55%
Colgate–Palmolive Company	70,000	5,457,200
Procter & Gamble Company (The)	50,000	3,671,000
		9,128,200
Insurance – Property and Casualty – 0.52%
Ambac Financial Group, Inc.	120,000	3,092,400

Metal Fabrication – 3.18%
Loews Corporation, Carolina Group	25,000	2,132,500
Precision Castparts Corp.	120,000	16,644,000
		18,776,500
Motor Vehicles – 0.44%
Harley–Davidson, Inc.	55,000	2,569,050

Multiple Industry – 3.15%
Altria Group, Inc.	168,000	12,697,440
Spirit AeroSystems Holdings, Inc.*	170,000	5,865,000
		18,562,440
Petroleum – Domestic – 0.14%
Chesapeake Energy Corporation	21,000	823,200

Petroleum – International – 0.47%
Apache Corporation	26,000	2,796,040

Petroleum – Services – 2.84%
Baker Hughes Incorporated	80,000	6,488,000
Nabors Industries Ltd.*	11,000	301,290
Schlumberger Limited	85,000	8,361,450
Transocean Inc.	11,193	1,602,278
		16,753,018
Restaurants – 1.49%
YUM! Brands, Inc.	230,000	8,802,100

Retail – General Merchandise – 3.12%
Costco Wholesale Corporation	100,000	6,981,000
Kohl's Corporation*	140,000	6,412,000
Target Corporation	100,000	5,000,000
		18,393,000
Security and Commodity Brokers – 2.28%
Goldman Sachs Group, Inc. (The)	21,000	4,516,050
Janus Capital Group Inc.	85,000	2,792,250
NYMEX Holdings, Inc.	34,000	4,542,740
UBS AG	34,000	1,564,000
		13,415,040
Timesharing and Software – 5.04%
Google Inc., Class A*	43,000	29,730,845

Utilities – Telephone – 1.51%
NII Holdings, Inc.*	185,000	8,928,100

TOTAL COMMON STOCKS – 90.71%		$534,925,958

(Cost: $513,093,548)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 1.03%
Anheuser–Busch Companies, Inc.,
3.75%, 1–2–08	$6,095	6,094,365

Containers – 0.51%
Bemis Company, Inc.,
5.0%, 1–7–08	3,000	2,997,500

Food and Related – 1.69%
Campbell Soup Co.,
4.55%, 1–4–08	5,000	4,998,104
Hershey Company (The),
4.25%, 1–28–08	5,000	4,984,063
		9,982,167
Motor Vehicles – 0.34%
Harley–Davidson Funding Corp.,
4.22%, 1–29–08	2,000	1,993,436

Multiple Industry – 0.68%
General Electric Capital Services Inc.,
4.25%, 1–29–08	4,000	3,986,778

Restaurants – 0.34%
Starbucks Corporation,
5.5%, 1–4–08	2,000	1,999,083

Security and Commodity Brokers – 1.69%
American Express Credit Corp.,
4.3%, 1–23–08	10,000	9,973,722

Utilities – Electric – 1.38%
Wisconsin Electric Power Co.:
4.5%, 1–2–08	5,000	4,999,375
4.35%, 1–9–08	3,157	3,153,948
		8,153,323

Total Commercial Paper – 7.66%		45,180,374

Commercial Paper (backed by irrevocable bank letter of credit) – 0.78%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	4,623	4,622,487

United States Government Agency Obligations – 0.85%
Federal Farm Credit Bank,
3.0%, 1–8–08	5,000	4,997,083

TOTAL SHORT–TERM SECURITIES – 9.29%		$54,799,944

(Cost: $54,799,944)

TOTAL INVESTMENT SECURITIES – 100.00%		$589,725,902

(Cost: $567,893,492)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Core Equity Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Aircraft – 6.33%
Boeing Company (The)	137,500	$12,025,750
Raytheon Company	85,800	5,208,060
		17,233,810
Apparel – 1.11%
NIKE, Inc., Class B	46,900	3,012,856

Beverages – 5.02%
Coca–Cola Company (The)	149,300	9,162,541
PepsiCo, Inc.	59,466	4,513,469
		13,676,010
Capital Equipment – 7.42%
Deere & Company	169,622	15,795,201
Foster Wheeler Ltd.*	28,400	4,405,124
		20,200,325
Chemicals – Petroleum and Inorganic – 2.81%
Monsanto Company	68,500	7,650,765

Chemicals – Specialty – 2.50%
Air Products and Chemicals, Inc.	69,059	6,811,289

Communications Equipment – 1.71%
Nokia Corporation, Series A, ADR	121,400	4,660,546

Computers – Main and Mini – 5.10%
Hewlett–Packard Company	195,100	9,848,648
Xerox Corporation*	250,200	4,050,738
		13,899,386
Computers – Micro – 2.10%
Apple Inc.*	28,900	5,724,368

Computers – Peripherals – 2.84%
Adobe Systems Incorporated*	181,100	7,743,836

Defense – 4.61%
General Dynamics Corporation	140,900	12,538,691

Electronic Components – 2.07%
Intel Corporation	212,000	5,645,560

Electronic Instruments – 1.53%
Applied Materials, Inc.	35,700	632,961
Thermo Fisher Scientific Inc.*	61,200	3,530,016
		4,162,977
Finance Companies – 1.19%
Fannie Mae	80,800	3,230,384

Food and Related – 1.03%
Wm. Wrigley Jr. Company	47,800	2,798,690

Health Care – Drugs – 5.88%
Abbott Laboratories	160,000	8,984,000
Merck & Co., Inc.	120,700	7,013,877
		15,997,877
Hotels and Gaming – 0.44%
Las Vegas Sands, Inc.*	11,600	1,195,380

Household – General Products – 1.77%
Colgate–Palmolive Company	61,900	4,825,724

Insurance – Property and Casualty – 1.14%
Ambac Financial Group, Inc.	120,800	3,113,016

Metal Fabrication – 1.07%
Loews Corporation, Carolina Group	34,100	2,908,730

Motor Vehicles – 2.21%
Ford Motor Company*	893,400	6,012,582

Multiple Industry – 2.41%
Altria Group, Inc.	86,800	6,560,344

Non–Residential Construction – 1.93%
Fluor Corporation	36,100	5,260,492

Petroleum – International – 4.15%
Devon Energy Corporation	24,100	2,142,731
Exxon Mobil Corporation	97,779	9,160,915
		11,303,646
Petroleum – Services – 6.66%
Schlumberger Limited	57,576	5,663,751
Smith International, Inc.	44,000	3,249,400
Transocean Inc.	28,123	4,025,807
Weatherford International Ltd.*	75,800	5,199,880
		18,138,838
Railroad – 2.65%
Union Pacific Corporation	57,500	7,223,150

Restaurants – 2.31%
McDonald's Corporation	58,400	3,440,344
YUM! Brands, Inc.	74,200	2,839,634
		6,279,978
Retail – Food Stores – 1.03%
Walgreen Co.	73,400	2,795,072

Retail – Specialty Stores – 0.67%
Tiffany & Co.	39,900	1,836,597

Security and Commodity Brokers – 5.99%
Charles Schwab Corporation (The)	358,700	9,154,024
Prudential Financial, Inc.	76,800	7,145,472
		16,299,496
Steel – 0.62%
Allegheny Technologies Incorporated	19,500	1,684,800

Utilities – Electric – 3.54%
Mirant Corporation*	177,700	6,926,746
NRG Energy, Inc.*	62,600	2,713,084
		9,639,830
Utilities – Telephone – 1.30%
Verizon Communications Inc.	81,300	3,551,997

TOTAL COMMON STOCKS – 93.14%		$253,617,042

(Cost: $190,836,608)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Finance Companies – 1.10%
Unilever Capital Corporation,
4.25%, 1–18–08	$3,000	2,993,979

Motor Vehicles – 1.46%
Harley–Davidson Funding Corp.,
4.17%, 2–4–08	4,000	3,984,247

Restaurants – 2.31%
Starbucks Corporation,
4.9%, 1–2–08	6,286	6,285,144

Utilities – Gas and Pipeline – 1.99%
Michigan Consolidated Gas Co.,
5.6%, 1–14–08	1,435	1,432,098
Questar Corporation,
4.6%, 1–11–08	4,000	3,994,889
		5,426,987

TOTAL SHORT–TERM SECURITIES – 6.86%		$18,690,357

(Cost: $18,690,357)

TOTAL INVESTMENT SECURITIES – 100.00%		$272,307,399

(Cost: $209,526,965)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Energy Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services – 2.52%
Bucyrus International, Inc., Class A	5,000	$496,475
Jacobs Engineering Group Inc.*	6,850	654,928
		1,151,403
Capital Equipment – 6.76%
Cameron International Corporation*	20,650	993,884
Chicago Bridge & Iron Company N.V., NY Shares	3,100	187,364
Shaw Group Inc. (The)*	6,275	379,261
SunPower Corporation, Class A*	6,175	801,330
Suntech Power Holdings Co., Ltd., ADR*	8,750	720,300
		3,082,139
Coal – 2.59%
Arch Coal, Inc.	8,375	376,289
Foundation Coal Holdings, Inc.	5,225	274,312
Peabody Energy Corporation	8,650	533,186
		1,183,787
Electrical Equipment – 5.10%
First Solar, Inc.*	8,700	2,323,900

Electronic Instruments – 0.39%
Energy Conversion Devices, Inc.*	5,300	178,080

Mining – 0.49%
Cameco Corporation	5,600	222,936

Multiple Industry – 3.12%
CVR Energy, Inc.*	16,950	422,733
El Paso Pipeline Partners, L.P.*	16,350	409,568
EnergySolutions, Inc.*	21,800	588,382
		1,420,683
Non–Residential Construction – 2.14%
Fluor Corporation	4,800	699,456
Technip SA, ADR	3,475	274,612
		974,068
Petroleum – Canada – 0.89%
Suncor Energy Inc.	3,725	405,019

Petroleum – Domestic – 4.62%
Continental Resources, Inc.*	20,100	525,213
SandRidge Energy, Inc.*	13,300	476,938
Sunoco, Inc.	4,250	307,870
Valero Energy Corporation	6,425	449,943
XTO Energy Inc.	6,775	347,964
		2,107,928
Petroleum – International – 22.87%
Anadarko Petroleum Corporation	9,275	609,275
Apache Corporation	9,050	973,237
BP p.l.c., ADR	7,875	576,214
CNOOC Limited, ADR	2,300	385,089
ConocoPhillips	6,850	604,855
Devon Energy Corporation	8,025	713,503
ENSCO International Incorporated	6,975	415,850
EOG Resources, Inc.	7,050	629,213
Exxon Mobil Corporation	10,550	988,430
Hess Corporation	4,525	456,391
Marathon Oil Corporation	8,850	538,611
Newfield Exploration Company*	13,900	732,530
Noble Energy, Inc.	9,925	789,236
Occidental Petroleum Corporation	9,075	698,684
PetroChina Company Limited, ADR	1,050	184,244
Petroleo Brasileiro S.A. – Petrobras, ADR	2,350	270,814
Talisman Energy Inc.	23,850	441,702
Ultra Petroleum Corp.*	5,800	414,700
		10,422,578
Petroleum – Services – 19.94%
BJ Services Company	20,850	505,821
Baker Hughes Incorporated	10,050	815,055
Complete Production Services, Inc.*	27,050	486,088
FMC Technologies, Inc.*	4,000	226,800
Grant Prideco, Inc.*	12,700	704,977
Halliburton Company	16,200	614,142
Helix Energy Solutions Group, Inc.*	5,100	211,650
Nabors Industries Ltd.*	24,400	668,316
National Oilwell Varco, Inc.*	20,600	1,513,276
Schlumberger Limited	11,725	1,153,388
Smith International, Inc.	10,750	793,887
Transocean Inc.	3,948	565,156
Weatherford International Ltd.*	12,100	830,060
		9,088,616
Utilities – Electric – 4.74%
Entergy Corporation	5,775	690,228
Exelon Corporation	7,325	598,013
Mirant Corporation*	10,050	391,749
NRG Energy, Inc.*	11,050	478,907
		2,158,897
Utilities – Gas and Pipeline – 2.40%
Enbridge Inc.	13,250	535,698
Southwestern Energy Company*	10,050	559,986
		1,095,684

TOTAL COMMON STOCKS – 78.57%		$35,815,718

(Cost: $29,437,343)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 3.29%
Anheuser–Busch Companies, Inc.,
3.75%, 1–2–08	$1,500	1,499,844

Forest and Paper Products – 3.29%
Sonoco Products Co.,
4.95%, 1–2–08	1,500	1,499,794

Multiple Industry – 5.48%
General Electric Capital Services Inc.,
4.25%, 1–29–08	1,000	996,694
Honeywell International Inc.,
3.5%, 1–2–08	1,500	1,499,854
		2,496,548
Restaurants – 3.29%
Starbucks Corporation,
4.9%, 1–2–08	1,500	1,499,796

Total Commercial Paper – 15.35%		6,995,982

Commercial Paper (backed by irrevocable bank letter of credit) – 2.57%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	1,171	1,170,870

United States Government Obligations – 3.51%
Federal Home Loan Bank,
3.15%, 1–2–08	1,600	1,599,860

TOTAL SHORT–TERM SECURITIES – 21.43%		$9,766,712

(Cost: $9,766,712)

TOTAL INVESTMENT SECURITIES – 100.00%		$45,582,430

(Cost: $39,204,055)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy High Income Portfolio
December 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 0.11%
Global Cash Access, Inc.*	28,000	$169,680

Hotels and Gaming - 0.11%
Pinnacle Entertainment, Inc.*	7,000	164,920

TOTAL COMMON STOCKS - 0.22%		$334,600

(Cost: $301,165)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.32%
Delta Air Lines, Inc.,
8.954%, 8-10-14 (A)	$500	490,000

Aircraft - 1.13%
Hawker Beechcraft Aquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4-1-17 (A)	1,750	1,741,250

Apparel - 0.99%
Oxford Industries, Inc.,
8.875%, 6-1-11	225	223,875
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	1,288,275
		1,512,150
Beverages - 0.16%
Constellation Brands, Inc.,
8.125%, 1-15-12	250	250,625

Broadcasting - 1.79%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	1,070	1,048,600
Clear Channel Communications, Inc.,
7.65%, 9-15-10	1,650	1,694,873
		2,743,473
Business Equipment and Services - 14.46%
Education Management LLC and Education Management Finance Corp.,
10.25%, 6-1-16	5,000	5,150,000
First Data Corporation:
7.58%, 9-24-14 (B)	138	130,484
7.63375%, 9-24-14 (B)	1,857	1,760,317
9.875%, 9-24-15 (A)	1,500	1,395,000
Iron Mountain Incorporated,
8.625%, 4-1-13	1,000	1,012,500
Nielsen Finance LLC and Nielsen Finance Co.,
0.0%, 8-1-16 (C)	1,500	1,053,750
R.H. Donnelley Corporation,
6.875%, 1-15-13	2,500	2,237,500
SunGard Data Systems Inc.:
9.125%, 8-15-13	2,375	2,416,563
10.25%, 8-15-15	2,500	2,556,250
UCAR Finance Inc.,
10.25%, 2-15-12	129	133,031
West Corporation:
9.5%, 10-15-14	175	171,500
11.0%, 10-15-16	3,250	3,225,625
VNU, Inc.:
6.89625%, 8-9-13 (B)	623	589,605
7.4925%, 8-9-13 (B)	374	354,263
		22,186,388
Capital Equipment - 4.04%
Jostens IH Corp.,
7.625%, 10-1-12	500	502,500
Simmons Bedding Company,
7.875%, 1-15-14	1,000	925,000
Simmons Company,
0.0%, 12-15-14 (C)	6,455	4,776,700
		6,204,200
Chemicals - Specialty - 5.42%
Compass Minerals International, Inc.,
0.0%, 6-1-13 (C)	1,000	1,022,500
Huntsman International LLC,
7.375%, 1-1-15	950	997,500
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (A)	1,750	1,610,000
11.5%, 12-1-16 (A)	2,500	2,162,500
Mosaic Company (The):
7.375%, 12-1-14 (A)	195	208,650
7.625%, 12-1-16 (A)	2,150	2,322,000
		8,323,150
Communications Equipment - 1.15%
Intelsat (Bermuda), Ltd.,
8.886%, 1-15-15 (B)	1,000	1,002,500
Intelsat Sub Holdco,
8.25%, 1-15-13	750	753,750
		1,756,250
Computers - Peripherals - 1.52%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (C)	2,500	2,337,500

Construction Materials - 3.80%
CPG International I Inc.,
10.5%, 7-1-13	500	472,500
Interface, Inc.,
9.5%, 2-1-14	2,045	2,137,025
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	500	507,500
Ply Gem Industries, Inc.,
9.0%, 2-15-12	3,500	2,712,500
		5,829,525
Electronic Components - 1.25%
Freescale Semiconductor, Inc.:
8.875%, 12-15-14	1,000	892,500
10.125%, 12-15-16	1,250	1,031,250
		1,923,750
Finance Companies - 18.01%
Ford Motor Credit Company:
9.75%, 9-15-10	1,000	954,202
8.0%, 12-15-16	1,500	1,274,116
General Motors Acceptance Corporation,
6.875%, 9-15-11	1,500	1,283,241
Goodman Global Holdings, Inc.:
7.99063%, 6-15-12 (B)	361	359,195
7.875%, 12-15-12	3,535	3,641,050
Mirant Americas Generation, Inc.,
8.3%, 5-1-11	2,000	2,005,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (C)	200	180,000
PIH Acquisition Co.,
10.75%, 10-1-13	675	587,250
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	1,000	990,000
10.5%, 11-15-16	6,500	6,402,500
Visant Holding Corp.,
8.75%, 12-1-13	5,725	5,753,625
WMG Holdings Corp.,
0.0%, 12-15-14 (C)	1,500	960,000
Xerox Capital Trust I,
8.0%, 2-1-27	3,250	3,245,892
		27,636,071
Food and Related - 2.19%
Pierre Merger Corp.,
9.875%, 7-15-12	2,750	2,007,500
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (C)	1,435	1,356,075
		3,363,575
Forest and Paper Products - 3.63%
Buckeye Technologies Inc.:
8.0%, 10-15-10	4,190	4,148,100
8.5%, 10-1-13	1,400	1,424,500
		5,572,600
Health Care - Drugs - 1.64%
Mylan Inc.,
0.0%, 10-2-14 (B)	1,500	1,483,500
Warner Chilcott Corporation,
8.75%, 2-1-15	1,000	1,030,000
		2,513,500
Health Care - General - 1.82%
Biomet, Inc.,
10.0%, 10-15-17 (A)	2,000	2,040,000
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14 (A)	300	294,750
11.75%, 11-15-14	500	455,000
		2,789,750
Hospital Supply and Management - 4.05%
CHS/Community Health Systems, Inc.,
8.875%, 7-15-15	2,000	2,037,500
HCA Inc.:
6.95%, 5-1-12	500	465,000
6.75%, 7-15-13	500	445,000
Rural/Metro Corporation,
0.0%, 3-15-16 (C)	320	241,600
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	300	291,000
US Oncology, Inc.:
9.0%, 8-15-12	1,500	1,479,375
10.75%, 8-15-14	1,275	1,259,063
		6,218,538
Hotels and Gaming - 5.16%
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,500	1,560,000
MGM MIRAGE:
8.5%, 9-15-10	500	518,750
8.375%, 2-1-11	500	511,250
Penn National Gaming, Inc.,
6.75%, 3-1-15	700	709,625
Pinnacle Entertainment, Inc.:
8.25%, 3-15-12	2,445	2,469,450
8.75%, 10-1-13	1,000	1,017,500
Station Casinos, Inc.,
6.5%, 2-1-14	1,500	1,125,000
		7,911,575
Household - General Products - 3.67%
Central Garden & Pet Company,
9.125%, 2-1-13	6,000	5,145,000
Sealy Mattress Company,
8.25%, 6-15-14	500	477,500
		5,622,500
Motion Pictures - 0.34%
AMC Entertainment Inc.,
11.0%, 2-1-16	500	526,250

Motor Vehicles - 2.72%
AutoNation, Inc.:
7.2425%, 4-15-13 (B)	1,000	922,500
7.0%, 4-15-14	1,000	947,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	1,625	1,568,125
Sonic Automotive, Inc.,
8.625%, 8-15-13	750	729,375
		4,167,500
Multiple Industry - 2.47%
UCI Holdco, Inc.,
12.49063%, 12-15-13 (A)(B)(D)	1,129	1,056,363
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (A)	3,000	2,733,750
		3,790,113
Petroleum - Domestic - 0.69%
Petrohawk Energy Corporation,
9.125%, 7-15-13	1,000	1,052,500

Petroleum - Services - 0.17%
R&B Falcon Corporation,
9.5%, 12-15-08	250	260,635

Publishing - 0.23%
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	350	354,813

Railroad - 0.38%
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	580	580,725

Restaurants - 2.19%
NPC International, Inc.,
9.5%, 5-1-14	3,750	3,356,250

Retail - Food Stores - 0.68%
Pantry, Inc. (The),
7.75%, 2-15-14	600	552,000
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	500	493,750
		1,045,750
Retail - General Merchandise - 1.34%
Dollar General Corporation:
10.625%, 7-15-15 (A)	2,000	1,835,000
11.875%, 7-15-17 (E)	300	218,903
		2,053,903
Security and Commodity Brokers - 2.10%
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,622	1,524,680
Nuveen Investments, Inc.,
10.5%, 11-15-15 (A)	1,700	1,693,625
		3,218,305
Trucking and Shipping - 0.22%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	400	340,000

Utilities - Electric - 0.80%
Energy Future Holdings Corp.,
8.39625%, 10-10-14 (B)	1,250	1,225,875

Utilities - Telephone - 3.47%
ALLTEL Corporation,
7.0%, 7-1-12	4,000	3,450,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14	2,000	1,880,000
		5,330,000

TOTAL CORPORATE DEBT SECURITIES - 94.00%		$144,228,989

(Cost: $149,270,781)

SHORT-TERM SECURITIES

Household - General Products - 1.68%
Clorox Co.,
5.5%, 1-11-08	2,580	2,576,058

Restaurants - 1.30%
Starbucks Corporation,
5.5%, 1-4-08	2,000	1,999,084

Retail - Food Stores - 2.15%
Kroger Co. (The),
5.0%, 1-2-08	3,306	3,305,541

Utilities - Gas and Pipeline - 0.65%
Questar Corporation,
5.6%, 1-15-08	1,000	997,822

TOTAL SHORT-TERM SECURITIES - 5.78%		$8,878,505

(Cost: $8,878,505)

TOTAL INVESTMENT SECURITIES - 100.00%		$153,442,094

(Cost: $158,450,451)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The following credit default swap agreements were outstanding at December 31, 2007.
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation )

Goldman Sachs	Allied Waste North America, Inc.	3.45%	12-20-12	1,500,000	$(24,600)
Lehman Brothers	Allied Waste North America, Inc.	3.20%	9-20-10	5,000,000	52,500
Morgan Stanley	Allied Waste North America, Inc.	2.00%	9-20-10	(5,000,000)	94,500
Morgan Stanley	Allied Waste North America, Inc.	4.15%	12-20-12	1,500,000	16,350
Lehman Brothers	Bausch & Lomb Incorporated	3.85%	12-20-12	(2,500,000)	(11,250)
Lehman Brothers	Bausch & Lomb Incorporated	3.95%	12-20-12	(1,000,000)	(8,500)
Goldman Sachs	Centex Corporation	2.62%	12-20-14	(1,000,000)	47,500
Lehman Brothers	D.R. Horton, Inc.	3.15%	12-20-14	(1,000,000)	18,300
Lehman Brothers	D.R. Horton, Inc.	3.35%	12-20-12	(1,000,000)	18,300
Goldman Sachs	Dow Jones CDX North America High Yield Series 8	2.75%	6-20-12	(1,000,000)	(15,442)
Goldman Sachs	First Data Corporation	5.25%	12-20-12	(1,000,000)	23,900
Lehman Brothers	Ford Motor Company	4.60%	9-20-08	1,500,000	(3,300)
Lehman Brothers	General Motors Corporation	4.50%	9-20-08	1,500,000	1,050
Goldman Sachs	KB Home	3.07%	12-20-15	(1,500,000)	12,450
Lehman Brothers	KB Home	3.77%	12-20-14	(1,500,000)	(40,800)
Morgan Stanley	KB Home	3.05%	12-20-14	(1,500,000)	14,700
Goldman Sachs	Lennar Corporation	2.80%	12-20-14	(1,000,000)	131,800
Goldman Sachs	Lennar Corporation	3.40%	12-20-14	(1,500,000)	156,900
Goldman Sachs	Lennar Corporation	6.85%	12-20-08	2,000,000	(11,800)
Lehman Brothers	Lennar Corporation	2.60%	9-20-08	2,000,000	(67,400)
Lehman Brothers	Lennar Corporation	2.84%	12-20-12	(1,500,000)	188,250

					$593,408

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amounted to $19,582,888 or 12.76% of total investments.

(B)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(C)These securities do not bear interest for an initial period of time and subsequently become interest bearing.

(D)Payment in kind bonds.

(E)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of this security amounted to 0.14% of total investments.

The Investments of Ivy Large Cap Growth Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Aircraft – 3.34%
Boeing Company (The)	74,400	$6,507,024
United Technologies Corporation	139,700	10,692,638
		17,199,662
Beverages – 5.13%
Coca–Cola Company (The)	235,200	14,434,224
PepsiCo, Inc.	158,500	12,030,150
		26,464,374
Business Equipment and Services – 0.94%
VMware, Inc., Class A*	57,100	4,852,929

Capital Equipment – 5.59%
Deere & Company	235,800	21,957,696
Joy Global Inc.	30,800	2,025,254
Manitowoc Company, Inc. (The)	98,600	4,814,638
		28,797,588
Chemicals – Petroleum and Inorganic – 4.74%
Monsanto Company	218,700	24,426,603

Communications Equipment – 7.45%
Cisco Systems, Inc.*	564,629	15,276,038
Nokia Corporation, Series A, ADR	509,100	19,544,349
QUALCOMM Incorporated	91,400	3,591,563
		38,411,950
Computers – Main and Mini – 3.67%
Hewlett–Packard Company	374,500	18,904,760

Computers – Micro – 6.39%
Apple Inc.*	166,200	32,920,065

Computers – Peripherals – 4.90%
Adobe Systems Incorporated*	424,200	18,138,792
Electronic Arts Inc.*	122,100	7,123,314
		25,262,106
Consumer Electronics – 3.44%
Research In Motion Limited*	156,600	17,756,091

Defense – 2.04%
General Dynamics Corporation	118,200	10,518,618

Electrical Equipment – 1.88%
Emerson Electric Co.	170,700	9,671,862

Electronic Components – 0.55%
Microchip Technology Incorporated	90,900	2,857,442

Electronic Instruments – 1.04%
Thermo Fisher Scientific Inc.*	92,900	5,358,472

Food and Related – 0.21%
Wm. Wrigley Jr. Company	18,800	1,100,740

Health Care – Drugs – 10.13%
Abbott Laboratories	341,500	19,175,225
Alcon, Inc.	28,700	4,105,248
Allergan, Inc.	71,400	4,586,736
Genentech, Inc.*	83,400	5,593,638
Gilead Sciences, Inc.*	367,000	16,889,340
Schering–Plough Corporation	70,500	1,878,120
		52,228,307
Health Care – General – 0.82%
Baxter International Inc.	72,600	4,214,430

Hotels and Gaming – 3.08%
Las Vegas Sands, Inc.*	154,000	15,869,700

Household – General Products – 4.16%
Colgate–Palmolive Company	275,200	21,454,592

Insurance – Life – 2.87%
Aflac Incorporated	236,100	14,786,943

Non–Residential Construction – 1.13%
Fluor Corporation	40,000	5,828,800

Petroleum – Services – 6.14%
Schlumberger Limited	132,100	12,994,677
Smith International, Inc.	252,424	18,641,512
		31,636,189
Restaurants – 1.04%
YUM! Brands, Inc.	140,400	5,373,108

Retail – General Merchandise – 0.84%
Kohl's Corporation*	94,800	4,341,840

Security and Commodity Brokers – 5.94%
CME Group Inc.	31,543	21,638,498
Goldman Sachs Group, Inc. (The)	39,900	8,580,495
UBS AG	9,400	432,400
		30,651,393
Timesharing and Software – 3.92%
Google Inc., Class A*	29,200	20,189,318

TOTAL COMMON STOCKS – 91.38%		$471,077,882

(Cost: $356,145,256)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Beverages – 0.77%
PepsiCo, Inc.,
4.2%, 1–10–08	$4,000	3,995,800

Containers – 0.58%
Bemis Company, Inc.,
5.0%, 1–7–08	3,000	2,997,500

Household – General Products – 0.39%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.22%, 1–23–08	2,000	1,994,842

Motor Vehicles – 0.97%
Harley–Davidson Funding Corp.,
4.22%, 1–29–08	5,000	4,983,589

Multiple Industry – 1.23%
Honeywell International Inc.,
3.5%, 1–2–08	6,327	6,326,385

Security and Commodity Brokers – 0.58%
American Express Credit Corp.,
4.3%, 1–23–08	3,000	2,992,117

Utilities – Electric – 1.00%
Wisconsin Electric Power Co.:
4.5%, 1–2–08	3,000	2,999,625
4.35%, 1–9–08	2,160	2,157,912
		5,157,537
Utilities – Telephone – 0.97%
AT&T Inc.,
4.25%, 1–29–08	5,000	4,983,472

Total Commercial Paper – 6.49%		33,431,242

United States Government and Government Agency Obligations – 2.13%
Federal Home Loan Bank,
3.15%, 1–2–08	5,000	4,999,562
United States Treasury Bill,
1.8%, 1–10–08	6,000	5,997,300
		10,996,862

TOTAL SHORT–TERM SECURITIES – 8.62%		$44,428,104

(Cost: $44,428,104)

TOTAL INVESTMENT SECURITIES – 100.00%		$515,505,986

(Cost: $400,573,360)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Limited–Term Bond Fund
December 31, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Broadcasting – 1.39%
Cox Communications, Inc.,
4.625%, 1–15–10	$1,000	$992,242

Business Equipment and Services – 1.39%
International Lease Finance Corporation,
5.0%, 4–15–10	1,000	997,040

Chemicals – Petroleum and Inorganic – 0.84%
E.I. du Pont de Nemours and Company,
5.0%, 1–15–13	600	603,784

Communications Equipment – 1.40%
Cisco Systems, Inc.,
5.095%, 2–20–09 (A)	1,000	998,870

Finance Companies – 1.28%
IBM International Group Capital LLC,
5.05%, 10–22–12	400	407,474
TIAA Global Markets, Inc.,
5.125%, 10–10–12 (B)	500	509,633
		917,107
Health Care – Drugs – 0.73%
Abbott Laboratories,
5.6%, 5–15–11	500	517,822

Insurance – Property and Casualty – 0.78%
Berkshire Hathaway Finance Corporation,
4.75%, 5–15–12	550	556,895

Leisure Time Industry – 1.40%
Walt Disney Company (The),
4.7%, 12–1–12	1,000	999,967

Mining – 1.42%
BHP Billiton Finance (USA) Limited,
5.0%, 12–15–10	1,000	1,014,278

Multiple Industry – 1.38%
General Electric Capital Corporation,
5.37313%, 4–10–12 (A)	1,000	986,561

Petroleum – Domestic – 0.74%
Duke Energy Corporation,
6.25%, 1–15–12	500	527,228

Security and Commodity Brokers – 0.71%
Merrill Lynch & Co., Inc.
6.05%, 8–15–12	500	509,597

Utilities – Telephone – 2.40%
AT&T Wireless Services, Inc.,
7.875%, 3–1–11	200	216,593
British Telecommunications plc,
5.15%, 1–15–13	1,000	997,836
SBC Communications Inc.,
5.08%, 11–14–08 (A)	500	499,314
		1,713,743

TOTAL CORPORATE DEBT SECURITIES – 15.86%		$11,335,134

(Cost: $11,265,096)

MUNICIPAL OBLIGATIONS – TAXABLE – 0.93%

Missouri
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri – Crackerneck Creek Project), Series 2006A:
5.35%, 3–1–10	515	517,874
5.3%, 3–1–09	150	150,624
(Cost: $665,000)		$668,498

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations – 25.91%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006–1,
4.875%, 1–14–11 (C)	3,000	3,077,700
Federal Farm Credit Bank,
3.75%, 12–6–10	500	501,384
Federal Home Loan Mortgage Corporation:
3.625%, 9–15–08	2,350	2,339,676
5.0%, 10–18–10	1,000	1,034,804
5.25%, 10–1–12	800	803,876
5.375%, 1–9–14	2,500	2,519,148
Federal National Mortgage Association:
5.08%, 5–14–10	3,000	3,045,630
5.3%, 5–7–12	1,150	1,163,617
5.125%, 11–2–12	1,000	1,025,002
5.5%, 3–26–14	3,000	3,009,438
		18,520,275
Mortgage–Backed Obligations – 36.88%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.438%, 4–1–36 (A)	855	852,504
5.701%, 7–1–36 (A)	1,293	1,304,168
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.0%, 12–15–12	276	269,278
3.5%, 12–15–16	607	591,172
5.5%, 10–15–23 (Interest Only)	1,287	39,123
5.0%, 6–15–24 (Interest Only)	1,483	78,588
4.25%, 3–15–31	412	403,547
5.0%, 5–15–31	2,435	2,439,014
4.0%, 11–15–32	906	880,321
5.5%, 5–15–34	770	783,345
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 1–1–17	144	146,198
5.5%, 5–1–17	144	146,272
4.5%, 4–1–18	953	938,027
6.0%, 11–1–36	2,265	2,298,854
Federal Home Loan Mortgage Corporation Non–Agency REMIC/CMO,
5.5%, 3–15–31	1,500	1,523,299
Federal National Mortgage Association Agency REMIC/CMO:
5.5%, 6–25–18	2,414	2,453,809
5.0%, 9–25–18	1,500	1,497,702
5.0%, 6–25–22	809	809,546
5.5%, 11–25–36 (Interest Only)	1,622	380,785
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
7.0%, 10–1–14	23	23,745
5.5%, 2–1–17	456	463,176
5.0%, 11–1–17	527	528,521
5.5%, 1–1–18	488	495,272
5.5%, 2–1–33	1,058	1,059,642
6.5%, 11–1–37	3,000	3,060,377
Government National Mortgage Association Fixed Rate Pass–Through Certificates:
6.5%, 1–15–14	39	40,227
6.0%, 5–15–14	129	131,576
5.5%, 1–15–17	200	203,156
6.0%, 1–15–17	139	141,983
5.5%, 7–15–17	345	350,365
5.0%, 12–15–17	926	928,472
4.0%, 9–15–18	989	952,584
7.0%, 10–15–28	28	29,215
7.0%, 4–15–29	17	17,685
7.0%, 7–15–29	40	41,917
Government National Mortgage Association Non–Agency REMIC/CMO,
4.0%, 1–16–30	67	64,393
		26,367,858
Treasury Obligations – 15.20%
United States Treasury Notes:
4.0%, 4–15–10	6,000	6,121,872
5.0%, 8–15–11	3,000	3,178,125
4.375%, 8–15–12	1,500	1,565,391
		10,865,388

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 77.99%		$55,753,521

(Cost: $55,004,036)

SHORT–TERM SECURITIES

Aluminum – 3.09%
Alcoa Incorporated,
5.42%, 1–14–08	2,215	2,210,665

Forest and Paper Products – 0.73%
Sonoco Products Co.,
4.95%, 1–2–08	523	522,928

Utilities – Electric – 1.40%
Detroit Edison Co.,
5.67%, 1–10–08	1,000	998,583

TOTAL SHORT–TERM SECURITIES – 5.22%		$3,732,176

(Cost: $3,732,176)

TOTAL INVESTMENT SECURITIES – 100.00%		$71,489,329

(Cost: $70,666,308)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of this security amounted to 0.71% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of this security amounted to 4.31% of total investments.

The Investments of Ivy Mid Cap Growth Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Banks – 6.49%
Northern Trust Corporation	70,400	$5,396,864
Signature Bank*	53,000	1,790,075
Synovus Financial Corp.	123,950	2,984,716
		10,171,655
Beverages – 1.82%
Brown–Forman Corporation, Class B	38,400	2,845,824

Business Equipment and Services – 5.64%
Akamai Technologies, Inc.*	64,350	2,227,153
Bucyrus International, Inc., Class A	18,100	1,797,239
DealerTrack Holdings, Inc.*	29,550	987,709
Stericycle, Inc.*	64,500	3,829,365
		8,841,466
Capital Equipment – 2.61%
Chicago Bridge & Iron Company N.V., NY Shares	19,100	1,154,404
IDEX Corporation	81,263	2,936,014
		4,090,418
Computers – Micro – 4.23%
Apple Inc.*	23,550	4,664,666
Sun Microsystems, Inc.*	108,200	1,958,420
		6,623,086
Computers – Peripherals – 2.65%
Data Domain, Inc.*	58,850	1,552,169
Electronic Arts Inc.*	44,700	2,607,798
		4,159,967
Consumer Electronics – 1.15%
Research In Motion Limited*	15,850	1,797,152

Cosmetics and Toiletries – 1.07%
Bare Escentuals, Inc.*	69,350	1,681,737

Electronic Components – 8.07%
Broadcom Corporation, Class A*	102,125	2,666,994
MEMC Electronic Materials, Inc.*	26,650	2,358,259
Microchip Technology Incorporated	81,150	2,550,950
Network Appliance, Inc.*	115,200	2,878,272
PMC–Sierra, Inc.*	334,250	2,189,338
		12,643,813
Farm Machinery – 1.06%
AGCO Corporation*	24,550	1,668,909

Food and Related – 2.37%
Wm. Wrigley Jr. Company	63,550	3,720,853

Health Care – Drugs – 4.13%
Allergan, Inc.	76,400	4,907,936
Millennium Pharmaceuticals, Inc.*	104,150	1,559,126
		6,467,062
Health Care – General – 12.98%
DENTSPLY International Inc.	84,600	3,810,807
Gen–Probe Incorporated*	24,650	1,549,745
Henry Schein, Inc.*	78,000	4,791,930
Hologic, Inc.*	71,138	4,882,201
St. Jude Medical, Inc.*	41,550	1,688,592
TomoTherapy Incorporated*	86,900	1,701,068
Zimmer Holdings, Inc.*	29,000	1,918,350
		20,342,693
Hospital Supply and Management – 4.44%
C. R. Bard, Inc.	50,050	4,744,740
Laboratory Corporation of America Holdings*	29,400	2,220,582
		6,965,322
Insurance – Property and Casualty – 2.06%
AXIS Capital Holdings Limited	54,500	2,123,865
Ambac Financial Group, Inc.	42,700	1,100,379
		3,224,244
Metal Fabrication – 2.45%
Fastenal Company	95,050	3,838,594

Motor Vehicles – 0.68%
Harley–Davidson, Inc.	22,750	1,062,652

Petroleum – Domestic – 1.41%
XTO Energy Inc.	43,020	2,209,507

Petroleum – International – 1.89%
Noble Energy, Inc.	37,150	2,954,168

Petroleum – Services – 2.91%
BJ Services Company	30,800	747,208
Complete Production Services, Inc.*	44,650	802,360
National Oilwell Varco, Inc.*	19,550	1,436,143
Smith International, Inc.	21,350	1,576,698
		4,562,409
Publishing – 3.08%
Getty Images, Inc.*	63,700	1,847,300
Meredith Corporation	54,250	2,982,665
		4,829,965
Restaurants – 2.10%
Chipotle Mexican Grill, Inc., Class A*	11,900	1,750,133
P.F. Chang's China Bistro, Inc.*	67,300	1,536,123
		3,286,256
Retail – Food Stores – 1.18%
Longs Drug Stores Corporation	30,800	1,447,600
Whole Foods Market, Inc.	9,950	405,363
		1,852,963
Retail – General Merchandise – 2.52%
Saks Incorporated*	190,150	3,947,514

Retail – Specialty Stores – 4.68%
Coldwater Creek Inc.*	179,850	1,205,894
J. Crew Group, Inc.*	85,800	4,136,418
Urban Outfitters, Inc.*	73,100	1,990,879
		7,333,191
Security and Commodity Brokers – 4.70%
CME Group Inc.	7,050	4,836,300
TD Ameritrade Holding Corporation*	126,450	2,535,955
		7,372,255
Timesharing and Software – 5.87%
eBay Inc.*	89,200	2,961,886
Global Payments Inc.	71,850	3,342,462
Paychex, Inc.	79,850	2,889,372
		9,193,720
Trucking and Shipping – 2.98%
C.H. Robinson Worldwide, Inc.	43,600	2,356,362
Expeditors International of Washington, Inc.	51,750	2,314,260
		4,670,622
Utilities – Telephone – 0.86%
MetroPCS Communications, Inc.*	68,950	1,341,078

TOTAL COMMON STOCKS – 98.08%		$153,699,095

(Cost: $112,256,895)

SHORT–TERM SECURITIES – 1.92%	Principal Amount in Thousands

United States Government Agency Obligations
Federal Home Loan Bank,
3.15%, 1–2–08	$3,013	$3,012,736
(Cost: $3,012,736)

TOTAL INVESTMENT SECURITIES – 100.00%		$156,711,831

(Cost: $115,269,631)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Money Market Fund
December 31, 2007
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Beverages – 4.37%
Coca–Cola Company (The):
4.43%, 2–15–08	$2,800	$2,784,495
4.44%, 2–15–08	1,200	1,193,340
		3,977,835
Capital Equipment – 3.83%
Deere (John) Bank, S.A. (Deere (John) Capital Corporation),
4.6%, 1–24–08	500	498,531
Deere (John) Capital Corporation,
4.72%, 1–25–08	1,200	1,196,224
Deere (John) Credit Limited (Deere (John) Capital Corporation),
4.54%, 2–7–08	1,800	1,791,601
		3,486,356
Finance Companies – 6.72%
Caterpillar Financial Services Corporation,
3.8%, 2–8–08	750	748,644
Prudential Funding LLC:
4.5%, 1–18–08	2,000	1,995,750
4.5%, 2–4–08	1,600	1,593,200
6.6%, 5–15–08	525	527,521
Toyota Motor Credit Corporation:
5.41%, 6–16–08	500	500,000
4.8%, 10–6–08	750	750,000
		6,115,115
Food and Related – 6.34%
Archer Daniels Midland Company,
4.38%, 1–31–08	350	348,723
Hershey Company (The):
4.45%, 1–17–08	606	604,801
4.45%, 1–24–08	1,700	1,695,167
McCormick & Co. Inc.,
5.15%, 2–29–08	1,400	1,388,184
Nestle Capital Corp.,
5.09%, 3–13–08	1,250	1,237,275
Nestle Finance France S.A.,
4.61%, 2–4–08	500	497,823
		5,771,973
Health Care – Drugs – 8.75%
GlaxoSmithKline Finance plc:
4.55%, 1–22–08	1,700	1,695,488
4.65%, 2–4–08	500	497,804
4.65%, 2–26–08	400	397,107
4.6%, 3–26–08	1,700	1,681,536
Pfizer Inc.:
4.41%, 5–15–08	2,300	2,261,964
4.41%, 5–29–08	1,450	1,423,534
		7,957,433
Household – General Products – 0.38%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
4.24%, 1–25–08	350	349,011

Leisure Time Industry – 3.61%
Walt Disney Company (The):
4.55%, 2–15–08	1,250	1,242,891
4.52%, 2–19–08	200	198,770
4.53%, 2–20–08	750	745,281
4.55%, 2–21–08	1,100	1,092,910
		3,279,852
Mining – 3.40%
BHP Billiton Finance (USA) Limited (BHP Billiton Limited):
5.0%, 1–16–08	1,000	997,917
5.55%, 1–18–08	1,000	997,379
5.4%, 1–25–08	1,100	1,096,040
		3,091,336
Retail – Food Stores – 1.64%
Walgreen Co.,
4.27%, 1–29–08	1,500	1,495,018

Trucking and Shipping – 1.29%
United Parcel Service, Inc.,
4.27%, 6–30–08	1,200	1,174,238

Total Commercial Paper – 40.33%		36,698,167

Commercial Paper (backed by irrevocable bank letter of credit)
Banks – 1.32%
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9–24–08	1,250	1,205,175

Finance Companies – 7.80%
NATC California LLC (SunTrust Bank),
5.02%, 1–10–08	3,000	2,996,235
River Fuel Company #2, Inc. (Bank of New York (The)):
4.7%, 1–15–08	715	713,693
4.69%, 1–31–08	1,000	996,092
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
5.09%, 1–31–08	152	151,355
River Fuel Trust #1 (Bank of New York (The)):
4.69%, 1–31–08	1,250	1,245,115
5.0%, 3–11–08	1,000	990,278
		7,092,768
Food and Related – 3.07%
COFCO Capital Corp. (Rabobank Nederland),
4.85%, 1–15–08	2,800	2,794,719

Total Commercial Paper (backed by irrevocable bank letter of credit) – 12.19%		11,092,662

Notes
Banks – 2.59%
Lloyds TSB Bank PLC,
5.22118%, 1–7–08 (A)	655	655,000
Wells Fargo & Company:
5.285%, 1–2–08 (A)	500	500,000
5.1075%, 1–15–08 (A)	1,200	1,200,000
		2,355,000
Business Equipment and Services – 0.73%
Playworld Systems Incorporated, Taxable Variable Rate Demand/Fixed Rate Revenue Bonds, Series A of 1998 (Wachovia Bank, National Association),
5.22%, 1–2–08 (A)	665	665,000

Capital Equipment – 0.82%
Deere (John) Capital Corporation:
5.0375%, 3–25–08 (A)	400	400,000
4.5%, 8–25–08	350	349,196
		749,196
Computers – Main and Mini – 1.92%
International Business Machines Corporation:
5.185%, 1–3–08 (A)	750	750,000
5.2725%, 1–8–08 (A)	1,000	1,000,000
		1,750,000
Finance Companies – 6.95%
BP Capital Markets p.l.c.
5.06625%, 3–11–08 (A)	1,500	1,500,000
Capital Markets Access Company LC, Taxable Variable Rate Demand Bonds (LSPB Real Estate, LLC Project), Series 2007 (Wachovia Bank, National Association),
5.17%, 1–3–08 (A)	1,375	1,375,000
P&W Holdings, LLC, Taxable Variable Rate Demand Bonds, Series 2005 (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	250	250,000
Park Street Properties I, LLC, Taxable Variable Rate Demand Notes, Series 2004 (University of Wisconsin – Madison Projects), (U.S. Bank National Association),
4.86%, 1–3–08 (A)	385	385,000
Toyota Motor Credit Corporation:
5.24%, 5–2–08	1,800	1,800,000
5.28%, 5–23–08	665	665,000
Unilever Capital Corporation,
5.22188%, 1–14–08 (A)	350	350,000
		6,325,000
Health Care – General – 0.78%
B & D Associates, LLP and Eye Associates of Boca Raton, P.A., Taxable Variable Rate Demand Bonds (B& D Associates Project), Series 2005 (Wachovia Bank, National Association),
5.11%, 1–3–08 (A)	705	705,000

Household – General Products – 2.82%
Kimberly–Clark Corporation,
4.42%, 12–19–08	1,500	1,498,182
Procter & Gamble Company (The),
3.5%, 12–15–08	200	198,607
Watts Brothers Frozen Foods, L.L.C., Variable Rate Demand Taxable Revenue Bonds, 1997 (U.S. Bank of Washington, National Association),
5.15%, 1–3–08 (A)	869	869,000
		2,565,789
Multiple Industry – 3.46%
Coweta Summit Associates, LLC, Taxable Revenue Bonds, Series 2005 (SunTrust Bank),
4.9%, 1–2–08 (A)	1,600	1,600,000
General Electric Capital Corporation:
5.2625%, 1–9–08 (A)	1,300	1,299,641
4.125%, 3–4–08	250	249,382
		3,149,023
Non–Residential Construction – 0.88%
Healthcare Property Group, LLC, Taxable Variable Rate Bonds, Series 2005 (SunTrust Bank),
4.9%, 1–2–08 (A)	800	800,000

Retail – General Merchandise – 3.66%
Target Corporation,
5.4%, 10–1–08	1,024	1,028,918
Wal–Mart Stores, Inc.,
5.933%, 6–1–08	2,300	2,304,094
		3,333,012
Trucking and Shipping – 0.55%
Volpe Family Partnership, L.P., Taxable Variable Rate Demand Revenue Bonds, Series of 2001 (Wachovia Bank, National Association),
5.16%, 1–3–08 (A)	495	495,000

Total Notes – 25.16%		22,892,020

TOTAL CORPORATE OBLIGATIONS – 77.68%		$70,682,849

(Cost: $70,682,849)

MUNICIPAL OBLIGATIONS – TAXABLE

Arkansas – 0.97%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
4.9%, 1–2–08 (A)	880	880,000

California – 9.23%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds:
Atlantic Richfield Company Project, Series 1997 (Taxable), (BP p.l.c.),
4.72%, 1–10–08	3,500	3,500,000
Air Products Manufacturing Corporation, Taxable Series 1997A,
4.72%, 1–9–08	3,200	3,200,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch)
5.0%, 1–2–08 (A)	1,700	1,700,000
		8,400,000
Georgia – 4.49%
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable):
5.11%, 1–9–08	1,667	1,667,000
4.9%, 2–5–08	1,250	1,250,000
4.95%, 2–5–08	1,175	1,175,000
		4,092,000
Minnesota – 1.10%
City of Plymouth, Minnesota, Health Facilities Revenue Bonds, WestHealth Taxable Bonds, Series 1994B (Financial Security Assurance Inc.),
5.1%, 1–3–08 (A)	1,000	1,000,000

TOTAL MUNICIPAL OBLIGATIONS – TAXABLE – 15.79%		$14,372,000

(Cost: $14,372,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation:
4.4%, 1–2–08 (A)	1,953	1,953,488
4.5%, 1–2–08 (A)	3,985	3,985,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 6.53%		$5,938,488

(Cost: $5,938,488)

TOTAL INVESTMENT SECURITIES – 100.00%		$90,993,337

(Cost: $90,993,337)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

The Investments of Ivy Municipal Bond Fund
December 31, 2007
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 1.20%
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.1%, 1-1-13	$220	$221,280
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
4.42%, 2-1-42 (A)	125	120,674
		341,954
California - 11.80%
Golden State Tobacco Securitization Corporation: Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.0%, 6-1-43	1,000	1,075,850
Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	200	231,234
San Mateo County Community College District (County of San Mateo, California), 2002 General Obligation Bonds (Election of 2001), Series A (Current Interest Bonds),
5.375%, 9-1-15	500	543,085
State of California, Various Purpose General Obligation Bonds,
5.0%, 2-1-22	495	509,870
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.0%, 10-1-37	500	490,845
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.5%, 11-1-15	250	274,453
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.5%, 8-1-29	200	225,684
		3,351,021
Florida - 0.95%
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.25%, 10-1-19	250	269,330

Georgia - 0.80%
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	210	226,867

Hawaii - 3.59%
City and County of Honolulu, Hawaii, General Obligation Refunding Bonds, 1990 Series A,
7.35%, 7-1-08	1,000	1,020,920

Illinois - 7.68%
Village of Bedford Park, Cook County, Illinois, Water Revenue Bonds, Series 2000A,
6.0%, 12-15-12	955	1,021,487
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.05%, 12-15-19	645	657,410
City of Chicago, General Obligation Bonds, Projectand Refunding, Series 2004A,
5.25%, 1-1-21	250	268,015
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A,
5.7%, 5-1-36	250	234,338
		2,181,250
Indiana - 8.60%
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.75%, 7-15-17	675	745,848
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.75%, 7-1-18	500	541,375
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.25%, 1-15-32	500	532,490
Dyer (Indiana) Redevelopment Authority, Economic Development Lease Rental Bonds, Series 1999,
6.5%, 1-15-24	300	318,408
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.5%, 1-15-16	305	305,595
		2,443,716
Kansas - 3.04%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program): 2002 Series A-5,
5.55%, 12-1-33	500	517,660
2003 Series A-2,
5.65%, 6-1-35	195	199,194
2001 Series A-1 (AMT),
6.3%, 12-1-32	145	147,284
		864,138
Louisiana - 3.55%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds: 2002 Series A,
5.25%, 6-1-13	500	536,285
2005 Series A,
5.0%, 5-1-26	200	207,560
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized - Cypress Apartments Project),
5.5%, 4-20-38	250	263,327
		1,007,172
Maryland - 1.86%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	500	529,520

Massachusetts - 1.56%
Massachusetts Development Finance Authority, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A (Tax-Exempt),
5.75%, 11-15-42	250	221,742
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	200	221,514
		443,256
Michigan - 0.78%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	200	210,626
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	10	10,037
		220,663
Minnesota - 3.19%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.0%, 5-1-22	500	511,110
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.6%, 9-1-19	400	396,256
		907,366
Missouri - 8.83%
City of Raytown, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds (Raytown Live Redevelopment Plan-Redevelopment Project Area 1), Series 2007,
5.125%, 12-1-31	500	504,620
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.5%, 9-1-28	500	490,285
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.5%, 3-1-16	350	372,358
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.55%, 10-1-36	250	221,308
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	200	198,644
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	200	196,394
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	180	190,652
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	166,479
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	101,247
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.25%, 12-1-19	65	66,811
		2,508,798
Nebraska - 0.98%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.2%, 6-1-13	275	278,523

Nevada - 3.56%
Nye County School District, Nevada, General Obligation (Limited Tax) School Building Bonds (PSF Guaranteed), Series 2007,
6.5%, 5-1-08	1,000	1,011,390

New Jersey - 0.92%
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	262,577

New Mexico - 0.38%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	100	106,953

New York - 7.65%
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	500	541,685
The City of New York, General Obligation Bonds, Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	500	527,940
New York State Thruway Authority, State Personal Income Tax Revenue Bonds (Transportation), Series 2002A,
5.25%, 3-15-10	500	523,185
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds: Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	185	192,755
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	115	118,378
Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	250	267,762
		2,171,705
Ohio - 3.18%
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.0%, 11-15-27	500	503,285
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2,
6.0%, 6-1-42	250	244,995
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	150	156,154
		904,434
Oklahoma - 2.34%
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.6%, 7-1-14	335	368,363
Trustees of the Tulsa Municipal Airport Trust, Revenue Bonds, Refunding Series 2001B,
5.65%, 12-1-35	300	297,378
		665,741
Pennsylvania - 3.05%
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.5%, 2-1-18	500	542,800
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	320	323,584
		866,384
Puerto Rico - 0.71%
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	200	202,276

Rhode Island - 1.10%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.4%, 10-1-09	310	311,863

Tennessee - 1.03%
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2006C,
5.25%, 9-1-26	300	292,662

Texas - 5.67%
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds: Northwest Senior Housing Corporation - Edgemere Project, Series 2006A,
6.0%, 11-15-36	500	481,275
Buckingham Senior Living Community, Inc. Project, Series 2007,
5.625%, 11-15-27	500	447,445
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.25%, 11-15-19	235	257,137
7.5%, 11-15-29	140	153,817
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.5%, 8-15-19	250	269,822
		1,609,496
Vermont - 0.74%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27 (AMT),
5.5%, 11-1-37	200	210,090

Virginia - 2.75%
City of Chesapeake, Virginia, General Obligation Public Improvement and Refunding Bonds, Series of 2001,
5.5%, 12-1-17	500	538,300
Industrial Development Authority of Charlotte County, Virginia, Hospital Revenue Bonds (Halifax Regional Hospital, Inc.), Series 2007,
5.0%, 9-1-37	250	242,098
		780,398
Washington - 2.63%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	500	545,080
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.5%, 8-15-36	200	201,920
		747,000
Wyoming - 1.06%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.75%, 6-1-34	300	300,459

TOTAL MUNICIPAL BONDS - 95.18%		$27,037,922

(Cost: $26,705,781)

SHORT-TERM SECURITIES - 4.82%

Forest and Paper Products
Sonoco Products Co.,
4.95%, 1-2-08	1,370	1,369,812
(Cost: $1,369,812)

TOTAL INVESTMENT SECURITIES - 100.00%		$28,407,734

(Cost: $28,075,593)

Notes to Schedule of Investments

(A)Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

The Investments of Ivy Science and Technology Fund
December 31, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services – 4.47%
Euronet Worldwide, Inc.*	465,200	$13,942,044
Global Cash Access, Inc.*	645,900	3,914,154
Telvent GIT, S.A.	235,500	6,677,603
Veraz Networks, Inc.*	298,800	1,446,192
		25,979,993
Chemicals – Petroleum and Inorganic – 2.25%
E.I. du Pont de Nemours and Company	296,500	13,072,685

Communications Equipment – 1.03%
Marvell Technology Group Ltd.*	429,500	6,010,853

Computers – Micro – 3.59%
Apple Inc.*	81,200	16,083,690
Dell Inc.*	196,500	4,819,162
		20,902,852
Computers – Peripherals – 10.79%
ACI Worldwide, Inc.*	752,400	14,348,268
Aspen Technology, Inc.*	1,264,600	20,562,396
Intuit Inc.*	247,000	7,813,845
Lawson Software, Inc.*	1,646,400	16,859,136
Netezza Corporation*	228,400	3,151,920
		62,735,565
Consumer Electronics – 10.65%
Garmin Ltd. (A)	138,200	13,419,911
Nintendo Co., Ltd. (B)	11,100	6,647,183
Research In Motion Limited (A)*	369,150	41,856,073
		61,923,167
Defense – 2.54%
ESCO Technologies Inc.*	369,400	14,753,836

Electrical Equipment – 1.16%
Power–One, Inc.*	1,191,800	4,767,200
Ultralife Batteries, Inc.*	99,000	1,991,880
		6,759,080
Electronic Components – 10.03%
Cree, Inc.*	952,800	26,182,944
IPG Photonics Corporation*	117,100	2,344,927
MediaTek Incorporation (B)	487,200	6,323,859
PMC–Sierra, Inc.*	1,289,500	8,446,225
Samsung Electronics Co., Ltd. (B)	21,900	13,008,279
Syntax–Brillian Corporation*	653,400	2,022,273
		58,328,507
Food and Related – 5.68%
Archer Daniels Midland Company	469,300	21,789,599
Bunge Limited	96,400	11,221,924
		33,011,523
Health Care – Drugs – 2.76%
Animal Health International, Inc.*	501,400	6,172,234
Forest Laboratories, Inc.*	270,600	9,863,370
		16,035,604
Health Care – General – 0.71%
TranS1 Inc.*	116,200	1,909,747
Volcano Corporation*	175,480	2,195,255
		4,105,002
Hospital Supply and Management – 9.13%
Cerner Corporation (A)*	604,800	34,104,672
HMS Holdings Corp.*	300,800	9,976,032
HealthSouth Corporation*	429,540	9,020,340
		53,101,044
Multiple Industry – 0.88%
Pentair, Inc.	147,300	5,127,513

Petroleum – Internationals – 5.58%
Noble Energy, Inc.	408,100	32,452,112

Petroleum – Services – 1.07%
ION Geophysical Corporation*	395,100	6,234,678

Retail – Specialty Stores – 0.48%
Conn's, Inc.*	164,100	2,811,853

Timesharing and Software – 5.76%
Eclipsys Corporation*	367,300	9,279,834
Fidelity National Information Services, Inc.	251,600	10,464,044
Google Inc., Class A*	19,900	13,759,159
		33,503,037

TOTAL COMMON STOCKS – 78.56%		$456,848,904

(Cost: $362,282,002)

PUT OPTIONS	Number of Contracts

Cerner Corporation, January 55, Expires 1–21–08	44	4,250
Garmin Ltd., January 85, Expires 1–21–08	332	33,864
Garmin Ltd., April 90, Expires 4–21–08	1,050	924,000
Research In Motion Limited, March 110, Expires 3–24–08	459	427,834

TOTAL PUT OPTIONS – 0.24%		$1,389,948

(Cost: $1,384,849)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum – 3.09%
Alcoa Incorporated:
4.6%, 1–2–08	$9,314	9,312,810
5.42%, 1–14–08	6,000	5,988,257
5.625%, 1–14–08	2,700	2,694,516
		17,995,583
Containers – 1.71%
Bemis Company, Inc.,
4.26%, 2–1–08	10,000	9,963,317

Electrical Equipment – 2.15%
Emerson Electric Co.,
4.05%, 1–14–08	2,500	2,496,344
W.W. Grainger, Inc.,
4.0%, 1–2–08	10,000	9,998,889
		12,495,233
Finance Companies – 0.86%
Prudential Funding LLC,
4.5%, 1–18–08	5,000	4,989,375

Food and Related – 2.40%
Campbell Soup Co.,
4.55%, 1–4–08	5,000	4,998,104
ConAgra Foods, Inc.,
5.45%, 1–17–08	4,000	3,990,311
General Mills, Inc.,
5.51%, 1–11–08	1,661	1,658,458
Hershey Company (The),
4.45%, 1–24–08	3,300	3,290,618
		13,937,491
Forest and Paper Products – 0.96%
Sonoco Products Co.,
4.95%, 1–2–08	5,559	5,558,236

Publishing – 2.02%
Gannett Co., Inc.:
4.75%, 1–2–08	1,745	1,744,770
5.41%, 1–15–08	5,000	4,989,480
5.45%, 1–15–08	5,000	4,989,403
		11,723,653
Retail – Food Stores – 1.72%
Walgreen Co.:
4.24%, 1–11–08	5,000	4,994,111
4.27%, 1–29–08	5,000	4,983,394
		9,977,505
Retail – General Merchandise – 0.86%
Home Depot Inc.,
5.55%, 1–10–08	5,000	4,993,062

Utilities – Electric – 2.23%
Detroit Edison Co.:
5.67%, 1–10–08	10,000	9,985,825
5.72%, 1–17–08	3,000	2,992,373
		12,978,198
Utilities – Gas and Pipeline – 2.14%
Michigan Consolidated Gas Co.:
5.6%, 1–14–08	2,000	1,995,956
5.75%, 1–22–08	2,500	2,491,615
Questar Corporation:
5.55%, 1–15–08	3,000	2,993,525
5.58%, 1–18–08	5,000	4,986,825
		12,467,921
Utilities – Telephone – 0.51%
Verizon Communications Inc.,
4.32%, 1–9–08	3,000	2,997,120

Total Commercial Paper – 20.65%		120,076,694

Commercial Paper (backed by irrevocable bank letter of credit) – 0.55%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
4.0%, 1–2–08	3,182	3,181,646

TOTAL SHORT–TERM SECURITIES – 21.20%		$123,258,340

(Cost: $123,258,340)

TOTAL INVESTMENT SECURITIES – 100.00%		$581,497,192

(Cost: $486,925,191)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Security serves as cover for the following written call options outstanding at December 31, 2007.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation	44	January/65	$2,992	$233
Garmin Ltd.	332	January/120	100,774	6,640
Garmin Ltd.	1,050	April/120	641,612	525,000
Research In Motion Limited	459	March/135	248,484	212,425
			$993,862	$744,298

(B)Listed on an exchange outside the United States.

The Investments of Ivy Small Cap Growth Fund
December 31, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Business Equipment and Services – 19.09%
Allscripts Healthcare Solutions, Inc.*	662,300	$12,868,489
Bucyrus International, Inc., Class A	136,600	13,563,697
Capella Education Company*	152,340	9,963,036
Constant Contact, Inc.*	240,100	5,154,947
DealerTrack Holdings, Inc.*	388,100	12,972,242
Heartland Payment Systems, Inc.	280,700	7,522,760
Resources Connection, Inc.	878,402	15,934,212
Tetra Tech, Inc.*	297,100	6,380,223
VistaPrint Limited*	208,600	8,954,155
Zoltek Companies, Inc.*	137,000	5,877,985
		99,191,746
Communications Equipment – 2.70%
Polycom, Inc.*	504,800	14,033,440

Computers – Micro – 1.68%
Sonic Solutions*	837,500	8,714,188

Computers – Peripherals – 10.01%
ACI Worldwide, Inc.*	666,300	12,706,341
Advent Software, Inc.*	148,200	8,010,951
MICROS Systems, Inc.*	238,600	16,755,685
Stratasys, Inc.*	308,600	7,968,052
Vital Images, Inc.*	362,500	6,566,687
		52,007,716
Consumer Electronics – 2.29%
DTS, Inc.*	464,200	11,885,841

Cosmetics and Toiletries – 2.55%
Bare Escentuals, Inc.*	546,700	13,257,475

Defense – 1.16%
DRS Technologies, Inc.	110,800	6,013,116

Electrical Equipment – 1.35%
General Cable Corporation*	95,600	7,005,568

Electronic Components – 1.24%
PMC–Sierra, Inc.*	985,000	6,451,750

Electronic Instruments – 1.03%
APW Ltd., Warrants (A)*	19	––	**
Trimble Navigation Limited*	176,100	5,328,786
		5,328,786
Finance Companies – 4.32%
Financial Federal Corporation	336,975	7,511,173
Portfolio Recovery Associates, Inc.	377,900	14,944,056
		22,455,229
Health Care – Drugs – 2.55%
Adams Respiratory Therapeutics, Inc.*	222,300	13,274,645

Health Care – General – 4.03%
Omnicell, Inc.*	389,200	10,488,940
TomoTherapy Incorporated*	223,600	4,376,970
Volcano Corporation*	485,000	6,067,350
		20,933,260
Hospital Supply and Management – 7.80%
Cerner Corporation*	144,600	8,153,994
Healthways, Inc.*	268,500	15,697,852
PSS World Medical, Inc.*	850,700	16,669,466
		40,521,312
Hotels and Gaming – 3.16%
Scientific Games Corporation, Class A*	495,200	16,448,068

Insurance – Property and Casualty – 1.38%
eHealth, Inc.*	222,300	7,146,945

Leisure Time Industry – 1.91%
THQ Inc.*	351,700	9,921,457

Metal Fabrication – 2.45%
Ladish Co., Inc.*	294,600	12,738,504

Motor Vehicle Parts – 2.44%
LKQ Corporation*	603,100	12,695,255

Petroleum – Domestic – 3.32%
Bill Barrett Corporation*	235,500	9,860,385
Continental Resources, Inc.*	283,500	7,407,855
		17,268,240
Petroleum – Service – 4.38%
Dril–Quip, Inc.*	289,800	16,130,268
Oceaneering International, Inc.*	98,800	6,654,180
		22,784,448
Publishing – 1.41%
IHS Inc., Class A*	120,900	7,321,704

Restaurants – 1.02%
P.F. Chang's China Bistro, Inc.*	232,700	5,311,378

Retail – Specialty Stores – 3.85%
Coldwater Creek Inc.*	1,129,100	7,570,615
Knot, Inc. (The)*	480,100	7,659,996
Zumiez Inc.*	196,800	4,795,032
		20,025,643
Timesharing and Software – 6.61%
Blackboard Inc.*	214,200	8,636,544
Concur Technologies, Inc.*	173,700	6,294,888
FactSet Research Systems, Inc.	196,825	10,963,152
Ultimate Software Group, Inc. (The)*	269,200	8,456,918
		34,351,502
Utilities – Electric – 1.19%
Pike Electric Corporation*	368,700	6,179,412

TOTAL COMMON STOCKS AND WARRANTS – 94.92%		$493,266,628

(Cost: $440,610,860)

SHORT–TERM SECURITIES	Principal Amount in Thousands

Finance Companies – 0.58%
Prudential Funding LLC,
4.5%, 1–18–08	$3,000	2,993,625

Publishing – 0.96%
Gannett Co., Inc.,
5.41%, 1–15–08	5,000	4,989,481

Restaurants – 1.62%
Starbucks Corporation,
4.9%, 1–2–08	8,410	8,408,855

Retail – General Merchandise – 0.96%
Home Depot Inc.,
5.55%, 1–10–08	5,000	4,993,062

Utilities – Gas and Pipeline – 0.96%
Michigan Consolidated Gas Co.,
5.65%, 1–15–08	5,000	4,989,014

TOTAL SHORT–TERM SECURITIES – 5.08%		$26,374,037

(Cost: $26,374,037)

TOTAL INVESTMENT SECURITIES – 100.00%		$519,640,665

(Cost: $466,984,897)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR – American Depositary Receipts; CMO – Collateralized Mortgage Obligation; GDR – Global Depositary Receipts; and REMIC – Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008